S000045644 [Member] Annual Fund Operating Expenses - iShares Core Total USD Bond Market ETF	Oct. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2029
iShares Core Total USD Bond Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.07%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.06%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The amount rounded to 0.00%.